Schedule of Investments (unaudited)
September 30, 2024
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.3%
L3Harris Technologies, Inc.	219,449	$ 52,200,333
RTX Corp.	257,280	31,172,045
		83,372,378
Automobile Components — 2.5%
Aptiv PLC(a)(b)	676,779	48,734,856
Automobiles — 2.1%
General Motors Co.	905,602	40,607,194
Banks — 9.4%
Citigroup, Inc.	1,074,745	67,279,037
First Citizens BancShares, Inc., Class A(b)	28,170	51,859,561
Wells Fargo & Co.	1,164,457	65,780,176
		184,918,774
Broadline Retail — 2.7%
Alibaba Group Holding Ltd., ADR	496,821	52,722,645
Building Products — 2.4%
Johnson Controls International PLC	606,522	47,072,172
Capital Markets — 1.0%
Carlyle Group, Inc. (The)	439,947	18,944,118
Chemicals — 1.8%
International Flavors & Fragrances, Inc.	329,844	34,610,531
Consumer Staples Distribution & Retail — 1.3%
Dollar Tree, Inc.(a)	369,156	25,959,050
Containers & Packaging — 1.9%
Sealed Air Corp.	998,985	36,263,156
Electric Utilities — 2.5%
Entergy Corp.	376,726	49,580,909
Entertainment — 2.1%
Electronic Arts, Inc.(b)	285,629	40,970,624
Financial Services — 2.6%
Fidelity National Information Services, Inc.	601,220	50,352,175
Food Products — 2.5%
Kraft Heinz Co. (The)	1,410,350	49,517,388
Health Care Equipment & Supplies — 4.9%
Baxter International, Inc.	1,384,939	52,586,134
Medtronic PLC	484,981	43,662,839
		96,248,973
Health Care Providers & Services — 10.4%
Cardinal Health, Inc.	466,345	51,540,449
Cigna Group (The)	79,483	27,536,091
CVS Health Corp.	888,961	55,897,868
Humana, Inc.	86,876	27,517,104
Labcorp Holdings, Inc.	184,476	41,226,696
		203,718,208
Household Durables — 2.0%
Sony Group Corp., ADR	415,347	40,110,060
Insurance — 5.9%
American International Group, Inc.	469,087	34,351,241
Fidelity National Financial, Inc., Class A	698,280	43,335,257
Willis Towers Watson PLC	125,100	36,845,703
		114,532,201
IT Services — 2.0%
Cognizant Technology Solutions Corp., Class A	508,641	39,256,912
Security	Shares	Value
Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc.(a)	437,578	$ 8,751,560
Media — 5.8%
Comcast Corp., Class A	1,479,231	61,787,479
WPP PLC	5,042,613	51,653,674
		113,441,153
Metals & Mining — 0.6%
Teck Resources Ltd., Class B	216,209	11,292,842
Multi-Utilities — 2.5%
Sempra	596,071	49,849,418
Oil, Gas & Consumable Fuels — 7.0%
BP PLC, ADR	1,244,533	39,065,891
Hess Corp.	310,049	42,104,654
Shell PLC	1,096,336	35,567,046
Suncor Energy, Inc.	530,170	19,573,877
		136,311,468
Pharmaceuticals — 2.4%
Sanofi SA, ADR	830,632	47,869,322
Professional Services — 5.1%
Dun & Bradstreet Holdings, Inc.	3,910,200	45,006,402
SS&C Technologies Holdings, Inc.	743,611	55,183,372
		100,189,774
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	463,979	10,884,947
Technology Hardware, Storage & Peripherals — 6.5%
HP, Inc.	1,270,973	45,589,802
Samsung Electronics Co. Ltd.	1,030,640	48,170,892
Western Digital Corp.(a)	485,804	33,175,555
		126,936,249
Textiles, Apparel & Luxury Goods — 1.0%
Swatch Group AG (The)	93,057	19,953,904
Tobacco — 2.4%
British American Tobacco PLC, ADR	1,275,969	46,674,946
Total Common Stocks — 98.6% (Cost: $1,577,463,799)		1,929,647,907
Investment Companies
Equity Funds — 0.9%
SPDR S&P Biotech ETF(b)	183,839	18,163,293
Total Investment Companies — 0.9% (Cost: $13,986,253)		18,163,293
Total Long-Term Investments — 99.5% (Cost: $1,591,450,052)		1,947,811,200

Schedule of Investments (unaudited)  (continued)
September 30, 2024
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	32,084,803	$ 32,113,679
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(c)(d)	6,646,273	6,646,273
Total Short-Term Securities — 2.0% (Cost: $38,748,824)		38,759,952
Total Investments — 101.5% (Cost: $1,630,198,876)		1,986,571,152
Liabilities in Excess of Other Assets — (1.5)%		(29,964,982)
Net Assets — 100.0%		$ 1,956,606,170
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 27,214,658	$ 4,883,129(a)	$ —	$ 4,721	$ 11,171	$ 32,113,679	32,084,803	$ 37,779(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	7,714,384	—	(1,068,111)(a)	—	—	6,646,273	6,646,273	97,507	—
				$ 4,721	$ 11,171	$ 38,759,952		$ 135,286	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

Schedule of Investments (unaudited)  (continued)
September 30, 2024
BlackRock Large Cap Focus Value Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 83,372,378	$ —	$ —	$ 83,372,378
Automobile Components	48,734,856	—	—	48,734,856
Automobiles	40,607,194	—	—	40,607,194
Banks	184,918,774	—	—	184,918,774
Broadline Retail	52,722,645	—	—	52,722,645
Building Products	47,072,172	—	—	47,072,172
Capital Markets	18,944,118	—	—	18,944,118
Chemicals	34,610,531	—	—	34,610,531
Consumer Staples Distribution & Retail	25,959,050	—	—	25,959,050
Containers & Packaging	36,263,156	—	—	36,263,156
Electric Utilities	49,580,909	—	—	49,580,909
Entertainment	40,970,624	—	—	40,970,624
Financial Services	50,352,175	—	—	50,352,175
Food Products	49,517,388	—	—	49,517,388
Health Care Equipment & Supplies	96,248,973	—	—	96,248,973
Health Care Providers & Services	203,718,208	—	—	203,718,208
Household Durables	40,110,060	—	—	40,110,060
Insurance	114,532,201	—	—	114,532,201
IT Services	39,256,912	—	—	39,256,912
Life Sciences Tools & Services	8,751,560	—	—	8,751,560
Media	61,787,479	51,653,674	—	113,441,153
Metals & Mining	11,292,842	—	—	11,292,842
Multi-Utilities	49,849,418	—	—	49,849,418
Oil, Gas & Consumable Fuels	100,744,422	35,567,046	—	136,311,468
Pharmaceuticals	47,869,322	—	—	47,869,322
Professional Services	100,189,774	—	—	100,189,774
Semiconductors & Semiconductor Equipment	10,884,947	—	—	10,884,947
Technology Hardware, Storage & Peripherals	78,765,357	48,170,892	—	126,936,249
Textiles, Apparel & Luxury Goods	—	19,953,904	—	19,953,904
Tobacco	46,674,946	—	—	46,674,946
Investment Companies	18,163,293	—	—	18,163,293
Short-Term Securities
Money Market Funds	38,759,952	—	—	38,759,952
	$ 1,831,225,636	$ 155,345,516	$ —	$ 1,986,571,152
Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
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